COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease commitments
Amount
Undiscounted minimum future lease payments
Total instalments due	$67,065
Imputed interest	(4,775)
Total operating lease liability	$62,290

Disclosed as:
Current portion	$43,049
Non-current portion	19,241
$62,290